Loans Receivable and Allowance for Loan Losses (Impaired Loans and Related Interest Income by Loan Portfolio Class) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	$ 8,632	$ 10,886
Impaired Financing Receivable, with Related Allowance, Recorded Investment	2,973	1,723
Impaired Financing Receivable, Recorded Investment	11,605	12,609
Unpaid Principal Balance, With no related allowance recorded	8,799	14,651
Unpaid Principal Balance, With an allowance recorded	3,837	1,723
Unpaid Principal Balance, Total	12,636	16,374
Associated Allowance	293	53
Average Recorded Investment, Total	7,725	10,580	12,729
Interest Income Recognized, Total	508	241	233
Residential Real Estate Loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	225	242
Impaired Financing Receivable, Recorded Investment	225	242
Unpaid Principal Balance, With no related allowance recorded	233	251
Unpaid Principal Balance, Total	233	251
Associated Allowance	0	0
Average Recorded Investment, Total	233	252	281
Interest Income Recognized, Total	5	5	5
Commercial Real Estate Loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	8,407	10,644
Impaired Financing Receivable, with Related Allowance, Recorded Investment	2,973	1,723
Impaired Financing Receivable, Recorded Investment	11,380	12,367
Unpaid Principal Balance, With no related allowance recorded	8,566	14,400
Unpaid Principal Balance, With an allowance recorded	3,837	1,723
Unpaid Principal Balance, Total	12,403	16,123
Associated Allowance	293	53
Average Recorded Investment, Total	7,492	10,328	12,108
Interest Income Recognized, Total	503	236	226
Commercial Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment, Total	0	0	340
Interest Income Recognized, Total	$ 0	$ 0	$ 2